CONDENSED BALANCE SHEETS - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash	$ 975,319	$ 1,905,123
Prepaid expenses	125,663	509,950
Total current assets	1,100,982	2,415,073
Investments held in Trust Account	550,800,038	523,038,352
Total assets	551,901,020	525,453,425
Current liabilities:
Accrued expenses	690,348	271,633
Due to related party	50,221	7,500
Liabilities, Current	740,569	279,133
Overfunding loans	5,000,000	5,000,000
Deferred underwriting and advisory fees	17,500,000	17,500,000
Total liabilities	23,240,569	22,779,133
Commitments and contingencies
Class A ordinary shares subject to possible redemption as of December 31, 2023	550,700,038	522,938,352
Shareholders' deficit
Preference shares, $0.0001 par value; 99,990,000 shares authorized; none issued or outstanding	0	0
Accumulated deficit	(22,040,837)	(20,265,310)
Total shareholders' deficit	(22,039,587)	(20,264,060)
Total liabilities and shareholders' deficit	551,901,020	525,453,425
Common Class A
Shareholders' deficit
Ordinary shares	0	0
Common Class B
Shareholders' deficit
Ordinary shares	$ 1,250	$ 1,250